Fundstrat Granny Shots US Small- & Mid-Cap ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Banking - 4.0%
East West Bancorp, Inc.	59,643	$6,825,545
Western Alliance Bancorp	78,678	7,014,143
		13,839,688

Consumer Discretionary Products - 5.9%
Armstrong World Industries, Inc.	32,994	6,062,318
SharkNinja, Inc.(a)	67,257	7,949,777
Somnigroup International, Inc.	69,795	6,131,491
		20,143,586

Financial Services - 7.1%
Ally Financial, Inc.	156,087	6,599,358
Galaxy Digital, Inc. - Class A(a)	220,806	6,239,978
Riot Platforms, Inc.(a)	431,460	6,674,686
SoFi Technologies, Inc.(a)	210,654	4,805,018
		24,319,040

Health Care - 1.7%
United Therapeutics Corp.(a)	12,690	5,957,828

Industrial Products - 22.5%
Acuity Brands, Inc.	16,497	5,101,532
AeroVironment, Inc.(a)	20,304	5,652,431
Bloom Energy Corp. - Class A(a)	53,298	8,067,718
BWX Technologies, Inc.	32,994	6,777,957
Donaldson Co., Inc.	71,064	7,244,264
ITT, Inc.	32,994	6,014,806
Joby Aviation, Inc.(a)	409,887	4,332,506
Kratos Defense & Security Solutions, Inc.(a)	83,754	8,627,500
Mueller Industries, Inc.	57,105	7,774,275
Rocket Lab Corp.(a)	130,707	10,465,709
Watts Water Technologies, Inc. - Class A	22,842	6,836,839
		76,895,537

Industrial Services - 14.4%
Comfort Systems USA, Inc.	6,345	7,246,624
Dycom Industries, Inc.(a)	20,304	7,398,575
EMCOR Group, Inc.	10,152	7,316,851
IES Holdings, Inc.(a)	16,497	6,273,644
Installed Building Products, Inc.	24,111	6,947,344
MasTec, Inc.(a)	31,725	7,629,228

Sterling Infrastructure, Inc.(a)	17,766	$6,358,629
		49,170,895

Materials - 11.0%
Albemarle Corp.	52,029	8,877,708
Cameco Corp.	71,064	8,768,587
MP Materials Corp.(a)	102,789	6,040,910
NewMarket Corp.	7,614	5,107,395
Royal Gold, Inc.	32,994	8,687,650
		37,482,250

Media - 2.7%
Reddit, Inc. - Class A(a)	30,456	5,490,303
Roblox Corp. - Class A(a)	59,643	3,922,124
		9,412,427

Oil & Gas - 2.3%
Weatherford International PLC	83,754	7,879,576

Renewable Energy - 4.6%
EnerSys	44,415	8,003,139
Nextpower, Inc. - Class A(a)	65,988	7,726,535
		15,729,674

Retail & Wholesale - Staples - 1.3%
Hims & Hers Health, Inc. - Class A(a)	162,432	4,400,283

Software & Tech Services - 12.6%
IonQ, Inc.(a)	125,631	5,022,727
MongoDB, Inc. - Class A(a)	16,497	6,125,831
Nebius Group NV - Class A(a)	69,795	5,945,836
Pegasystems, Inc.	105,327	4,601,737
Qualys, Inc.(a)	43,146	5,690,957
Samsara, Inc. - Class A(a)	157,356	4,413,836
Twilio, Inc. - Class A(a)	48,222	5,808,822
UiPath, Inc. - Class A(a)	430,191	5,416,105
		43,025,851

Tech Hardware & Semiconductors - 8.2%
Lumentum Holdings, Inc.(a)	25,380	9,944,899
ON Semiconductor Corp.(a)	126,900	7,600,041
Pure Storage, Inc. - Class A(a)	71,064	4,941,790
Sanmina Corp.(a)	38,070	5,393,758
		27,880,488

Utilities - 1.7%
Talen Energy Corp.(a)	16,497	$5,746,895

TOTAL COMMON STOCKS (Cost $335,808,910)		341,884,018

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	207,627	207,627

TOTAL SHORT-TERM INVESTMENTS (Cost $207,627)		207,627

TOTAL INVESTMENTS - 100.1% (Cost $336,016,537)		$342,091,645
Liabilities in Excess of Other Assets - (0.1)%		(177,558)
TOTAL NET ASSETS - 100.0%		$341,914,087

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.